SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Insurance Premiums Payable (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Accrued insurance	$ 506,047
Accrued Liabilities And Other Liabilities Current
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Accrued insurance	$ 506,047	$ 0